General	12 Months Ended
Dec. 31, 2012
General [Abstract]
General
Note 1 - General

RiT Technologies Ltd., an Israeli company, which was incorporated and commenced operations in 1989, pioneered the development of intelligent physical layer solutions, designed to provide superior control, utilization and maintenance of networks. RiT Technologies Ltd's solutions are designed to help customers maximize control and maintenance efficiency and reduce an enterprise's network infrastructure ownership costs.

RiT Technologies Ltd. has a wholly-owned subsidiary in the United States, RiT Technologies Inc. (the "US subsidiary"), which was incorporated in 1993 under the laws of the State of New Jersey. The US subsidiary is primarily engaged in the selling and marketing in the United States of RiT Technologies Ltd's products.

In this document the terms the "Company" or "RiT" refer to RiT Technologies Ltd. together with its wholly-owned subsidiary RiT Technologies Inc.
The Company has significant losses attributable to its operations. The Company has managed its liquidity during this time through a series of cost reduction initiatives, expansion of its sales into new markets and private placement transactions. In May 2012 a new strategic plan was approved by the Company's Board of Directors, that includes realignment of the Company's sales and marketing capabilities and investment in new products development. During 2012 the Company was supported through the line of credit from its main shareholder. Based on the most current sales and spending projections, the Company's estimated liquidity during the remainder of 2013 will also be supported through the line of credit from the main shareholder to meet the Company's operating and loan obligations as they become due through calendar year 2013. The Company's ability to continue as a going concern is substantially dependent on the successful execution of the sales and spending projections and the receiving of loans from the line of credit referred to above.

The Company will also seek to raise additional capital for implementing the new strategic plan. There is no assurance that the Company will be able to raise additional capital.